As filed with the Securities and Exchange Commission on April 16, 2010

1933 Act Registration No. 2-75677

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      x

Pre-Effective Amendment No. __

      _

Post-Effective Amendment No. 70

      x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      x

Amendment No. 71

      x

(Check appropriate box or boxes.)

WESTCORE TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Secretary

Westcore Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Lester R. Woodward, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

__

immediately upon filing pursuant to paragraph (b)

X

on April 30, 2010 pursuant to paragraph (b)

__

60 days after filing pursuant to paragraph (a)(1)

__

on (date) pursuant to paragraph (a)(1)

__

75 days after filing pursuant to paragraph (a)(2)

__

on (date) pursuant to paragraph (a)(2) Rule 485.

If appropriate, check the following box:

X

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment (“PEA”) No. 70 to the Registration Statement for Westcore Trust (“Registrant”) is being filed for the purpose of delaying the effectiveness of PEA No. 69.  PEA No. 69 was filed pursuant to Rule 485(a) on February 2, 2010, for the purpose of  seeking to comply with the recently effective amendments to Form N-1A, as required under the SEC “Summary Prospectus” Rule, SEC Rel. No. 33-8998 (pub. avail. Jan. 13, 2009). PEA No. 69 was scheduled to become effective on April 16, 2010.  Accordingly, the contents of PEA No. 69, consisting of Part A (the Registrant’s Prospectus), Part B (the Registrant’s Statement of Additional Information) and Part C (Other Information), including Exhibits, are incorporated herein by reference in their entirety for this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 16th day of April, 2010.

WESTCORE TRUST

Registrant

By:  /s/ Todger Anderson

Todger Anderson

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature

Title

Date

*_________________

Chairman of the

Jack D. Henderson

Board of Trustees

April 16, 2010

*_________________

Trustee

April 16, 2010

Rick A. Pederson

*_________________

Trustee

April 16, 2010

Robert L. Stamp

*_________________

Trustee

April 16, 2010

Mary K. Anstine

*_________________

Trustee

April 16, 2010

Janice M. Teague

__________________

Trustee

April 16, 2010

John A. DeTore

__________________

Trustee

April 16, 2010

Douglas M. Sparks

__________________

Trustee

April 16, 2010

James A. Smith

/s/ Jasper R. Frontz

Treasurer (Principal

April 16, 2010

Jasper R. Frontz

Financial Officer and

Chief Accounting Officer)

Chief Compliance Officer

*By:

/s/ Todger Anderson

President

Todger Anderson

(Principal Executive Officer)

In his capacity as an officer and

as Attorney-in-fact